EARNINGS PER UNIT (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of earnings per Unit
The following table presents details on EPU.

Three months ended March 31, 2013
(Dollars in thousands, except per-unit amounts)
Net income	$13,067
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	$12,230

Net income attributable to common units	$6,115

Weighted-average common units outstanding – basic	24,412,427
Earnings per common unit – basic	$0.25

Weighted-average common units outstanding – diluted	24,455,603
Earnings per common unit – diluted	$0.25

Net income attributable to subordinated units	$6,115

Weighted-average subordinated units outstanding – basic and diluted	24,409,850
Earnings per subordinated unit – basic and diluted	$0.25